John Hancock Funds II
Supplement dated May 6, 2011
to the Prospectuses dated December 31, 2010
Alternative Asset Allocation Fund
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of the fund, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated May 6, 2011
to the Prospectuses dated December 31, 2010
Lifecycle Portfolios
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of each of the Lifecycle Portfolios, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of each of the Lifecycle Portfolios.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated May 6, 2011
to the Prospectuses dated December 31, 2010
Retirement Portfolios
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of each of the Retirement Portfolios, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of each of the Retirement Portfolios.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated May 6, 2011
to the Class 1 Prospectus dated December 31, 2010
Core Diversified Growth and Income Portfolio
Core Fundamental Holdings Portfolio
Core Global Diversification Portfolio
Each Retirement Portfolio
Each Lifecycle Portfolio
The sections “Management — Investment Adviser” and “Management — Portfolio Managers — John Hancock Asset Management” are amended as follows:
Bruce Speca, a portfolio manager of each of the funds, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the funds.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated May 6, 2011
to the Prospectuses dated April 30, 2011
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of each of the Lifestyle Portfolios, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the Lifestyle Portfolios.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
Supplement dated May 6, 2011
to the Prospectuses dated April 30, 2011
Retirement Distribution Portfolio
Retirement Rising Distribution Portfolio
The sections “Fund summary — Portfolio management” and “Fund details — Who’s who,” as applicable, are amended as follows:
Bruce Speca, a portfolio manager of each of the Retirement Distribution Portfolios, is retiring May 6, 2011.
After Mr. Speca’s retirement, Messrs. Boyda, Medina, Orlich and Warlow will continue to serve as portfolio managers of the Retirement Distribution Portfolios.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.